Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	£ 452,642	£ 441,907
Financial assets at fair value through profit or loss	2,719	2,321	£ 2,321
Debt securities	10,948	11,854
Financial assets at fair value through other comprehensive income	33,498	30,344	30,344
Derivative financial instruments	3,736	£ 4,235	4,235
Total financial assets carried at fair value	39,953		36,900
Level 1 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	631		228
Financial assets at fair value through other comprehensive income	19,284		16,278
Derivative financial instruments	0		0
Total financial assets carried at fair value	19,915		16,506
Level 2 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,828		1,813
Financial assets at fair value through other comprehensive income	14,165		14,018
Derivative financial instruments	3,736		4,235
Total financial assets carried at fair value	19,729		20,066
Level 3 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	260		280
Financial assets at fair value through other comprehensive income	49		48
Derivative financial instruments	0		0
Total financial assets carried at fair value	309		328
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	2,084		2,089
Equity shares	635		232
Financial assets at fair value through profit or loss | Level 1 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	0		0
Equity shares	631		228
Financial assets at fair value through profit or loss | Level 2 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	1,828		1,813
Equity shares	0		0
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	256		276
Equity shares	4		4
Financial assets at fair value through other comprehensive income:
Disclosure of fair value measurement of assets [line items]
Equity shares	0		0
Debt securities	33,498		30,344
Financial assets at fair value through other comprehensive income: | Level 1 £m
Disclosure of fair value measurement of assets [line items]
Equity shares	0		0
Debt securities	19,284		16,278
Financial assets at fair value through other comprehensive income: | Level 2 £m
Disclosure of fair value measurement of assets [line items]
Equity shares	0		0
Debt securities	14,165		14,018
Financial assets at fair value through other comprehensive income: | Level 3 £m
Disclosure of fair value measurement of assets [line items]
Equity shares	0		0
Debt securities	£ 49		£ 48